Wilson Bank Holding Company - Parent Company Financial Information - Statements of Changes in Stockholders' Equity - Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent Company Only Financial Information [Line Items]
Beginning balance				$ 200,892				$ 177,671				$ 169,698	$ 200,892	$ 177,671	$ 169,698
Cash dividends declared, $.60, $.60 and $.65 per share for the period ended 2013, 2014 and 2015 respectively													(4,935)	(4,510)	(4,464)
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively													3,511	3,204	3,248
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively													241	186	156
Share based compensation expense													38	41	32
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261, $2,245 and $106 for the period 2013, 2014 and 2015 respectively													(172)	3,617	(6,868)
Repurchase of 2,053 common shares														(94)
Net earnings for the year	$ 5,958	$ 6,088	$ 6,201	5,616	$ 6,100	$ 5,351	$ 5,154	4,172	$ 4,163	$ 4,481	$ 4,247	2,978	23,863	20,777	15,869
Ending balance	223,438				200,892				177,671				223,438	200,892	177,671
Common Stock
Parent Company Only Financial Information [Line Items]
Beginning balance				15,144				14,997				14,838	15,144	14,997	14,838
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively													145	139	147
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively													15	12	12
Repurchase of 2,053 common shares														(4)
Ending balance	15,304				15,144				14,997				15,304	15,144	14,997
Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Beginning balance				57,709				54,519				51,242	57,709	54,519	51,242
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively													3,366	3,065	3,101
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively													226	174	144
Share based compensation expense													38	41	32
Repurchase of 2,053 common shares														(90)
Ending balance	61,339				57,709				54,519				61,339	57,709	54,519
Retained Earnings
Parent Company Only Financial Information [Line Items]
Beginning balance				128,718				112,451				101,046	128,718	112,451	101,046
Cash dividends declared, $.60, $.60 and $.65 per share for the period ended 2013, 2014 and 2015 respectively													(4,935)	(4,510)	(4,464)
Net earnings for the year													23,863	20,777	15,869
Ending balance	147,646				128,718				112,451				147,646	128,718	112,451
Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Beginning balance				(679)				(4,296)				2,572	(679)	(4,296)	2,572
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261, $2,245 and $106 for the period 2013, 2014 and 2015 respectively													(172)	3,617	(6,868)
Ending balance	(851)				(679)				(4,296)				(851)	(679)	(4,296)
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				200,892				177,671				169,698	200,892	177,671	169,698
Cash dividends declared, $.60, $.60 and $.65 per share for the period ended 2013, 2014 and 2015 respectively													(4,935)	(4,510)	(4,464)
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively													3,511	3,204	3,248
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively													241	186	156
Share based compensation expense													38	41	32
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261, $2,245 and $106 for the period 2013, 2014 and 2015 respectively													(172)	3,617	(6,868)
Repurchase of 2,053 common shares														(94)
Net earnings for the year													23,863	20,777	15,869
Ending balance	223,438				200,892				177,671				223,438	200,892	177,671
Wilson Bank Holding Company [Member] | Common Stock
Parent Company Only Financial Information [Line Items]
Beginning balance				15,144				14,997				14,838	15,144	14,997	14,838
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively													145	139	147
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively													15	12	12
Repurchase of 2,053 common shares														(4)
Net earnings for the year														0
Ending balance	15,304				15,144				14,997				15,304	15,144	14,997
Wilson Bank Holding Company [Member] | Additional Paid-In Capital
Parent Company Only Financial Information [Line Items]
Beginning balance				57,709				54,519				51,242	57,709	54,519	51,242
Issuance of 73,411, 69,289 and 72,543 shares of stock pursuant to dividend reinvestment plan for the period 2013, 2014 and 2015 respectively													3,366	3,065	3,101
Issuance of 5,973, 6,144 and 7,633 shares of stock pursuant to exercise of stock options for the period 2013, 2014 and 2015 respectively													226	174	144
Share based compensation expense													38	41	32
Repurchase of 2,053 common shares														(90)
Net earnings for the year														0
Ending balance	61,339				57,709				54,519				61,339	57,709	54,519
Wilson Bank Holding Company [Member] | Retained Earnings
Parent Company Only Financial Information [Line Items]
Beginning balance				128,718				112,451				101,046	128,718	112,451	101,046
Cash dividends declared, $.60, $.60 and $.65 per share for the period ended 2013, 2014 and 2015 respectively													(4,935)	(4,510)	(4,464)
Net earnings for the year													23,863	20,777	15,869
Ending balance	147,646				128,718				112,451				147,646	128,718	112,451
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For-Sale Securities
Parent Company Only Financial Information [Line Items]
Beginning balance				$ (679)				$ (4,296)				$ 2,572	(679)	(4,296)	2,572
Net change in fair value of available-for-sale securities during the year, net of taxes of $4,261, $2,245 and $106 for the period 2013, 2014 and 2015 respectively													(172)	3,617	(6,868)
Net earnings for the year														0
Ending balance	$ (851)				$ (679)				$ (4,296)				$ (851)	$ (679)	$ (4,296)